Corverus Strategic Equity Fund | Summary - Corverus Strategic Equity Fund
FUND SUMMARY CORVERUS STRATEGIC EQUITY FUND
Investment Objective
The Corverus Strategic Equity Fund (the “Fund”) seeks to achieve high total return (capital appreciation and income).
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 8 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Corverus Strategic Equity Fund		Class A, Corverus Strategic Equity Fund	Class I, Corverus Strategic Equity Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.75%	none
Redemption Fee (as a percentage of amount redeemed)	[1][2]	2.00%	2.00%
Redemption Fee (as a percentage of amount redeemed between 181-360 days of purchase)	[1]	1.00%	1.00%
[1]	The Fund charges a redemption fee of 2.00% on amounts redeemed within 180 days from purchase and 1.00% on amounts redeemed between 181 days and 360 days from purchase.
[2]	Within 180 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Corverus Strategic Equity Fund		Class A, Corverus Strategic Equity Fund	Class I, Corverus Strategic Equity Fund
Management Fees		0.65%	0.65%
Distribution (Rule 12b-1) fees		0.25%	none
Other Expenses		5.57%	5.57%
Total Annual Fund Operating Expenses	[1]	6.47%	6.22%
Fee Waiver and/or Expense Reimbursement	[1]	(5.22%)	(5.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.00%
[1]	Piedmont Investment Advisors, LLC ("Piedmont" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2012, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund’s Class A and $1,000,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. Class A shares have not yet commenced operations. The Example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example Corverus Strategic Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Corverus Strategic Equity Fund	Class A	887	1,471	2,746	5,772
Class I, Corverus Strategic Equity Fund	Class I	30,600	87,673	218,966	533,437

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.98% of the average value of its portfolio.
Summary of Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities, including preferred stock and securities convertible into common or preferred stock of large capitalization companies primarily organized or located in the United States. The Fund’s portfolio is generally comprised of 30-40 stocks based on the Adviser’s sector allocation and stock rating and valuation models.

The Adviser combines a macro outlook with a four-step security selection process to attempt to identify companies that achieve consistently strong returns relative to comparable indices. In order to do so, the Adviser combines a top-down macroeconomic sector allocation approach with a bottom-up stock selection process. The Adviser makes sector allocation decisions by evaluating which sectors and industries that it believes have the best valuation and earnings characteristics in the current phase of the business cycle. The top-down analysis consists of a review of market and economic data, such as interest rates, market volatility levels, inflation expectations and credit spreads to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

• Growth Investing Risk: The risk that a fund that invests in growth-oriented companies will be more volatile than the rest of the U.S. market as a whole.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Russell 1000 Index, both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2011: -2.51%
Best Quarter	Worst Quarter
14.37%	-12.73%
(September 30, 2009)	(June 30, 2010)

Corverus Strategic Equity Fund – Class I Shares Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Corverus Strategic Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		Since Inception		Inception Date
Return Before Taxes Class I, Corverus Strategic Equity Fund	Class I Shares Return Before Taxes		14.68%		(0.42%)		Jun. 19, 2008
Return After Taxes on Distributions Class I, Corverus Strategic Equity Fund	Class I Shares Return After Taxes on Distributions		6.35%	[1]	(1.21%)	[1]	Jun. 19, 2008
Return After Taxes on Distributions and Sale of Shares Class I, Corverus Strategic Equity Fund	Class I Shares Return After Taxes on Distributions and Sale of Shares		5.90%	[1]	(0.72%)	[1]	Jun. 19, 2008
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	[2]	(0.30%)	[2]	Jun. 19, 2008
Russell 1000 Index	Russell 1000 Index	(reflects no deductions for fees, expenses or taxes)	16.10%	[3]	(0.09%)	[3]	Jun. 19, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[2]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[3]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. stocks, representing about 92% of the total capitalization of the entire U.S. stock market.